Investment Risks	Oct. 31, 2025
Old Westbury All Cap Core Fund | Old Westbury All Cap Core Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose all or a part of your investment in the Fund.
Old Westbury All Cap Core Fund | Old Westbury All Cap Core Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. You could lose all or a part of your investment in the Fund.

Old Westbury All Cap Core Fund | Old Westbury All Cap Core Fund | Stock Market/Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Stock Market/Company Risk—Stock markets are volatile and can decline significantly in response to real or perceived changes to the issuer, industry, market, economic, political, regulatory, geopolitical, pandemics and epidemics and other conditions. The value of an equity security can decline significantly in response to these conditions. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis and profits may be paid out in dividends or reinvested in the company to help it grow.

Old Westbury All Cap Core Fund | Old Westbury All Cap Core Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Capitalization Risk—To the extent the Fund invests in securities of small-, mid-, or large-cap companies, it takes on the associated risks. At times, any one of these market capitalizations may be out of favor with investors. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. Compared to large-cap companies, small- and mid-cap companies may depend on a more limited management group, may have a shorter history of operations, and may have limited product lines, markets or financial resources. The securities of small-and mid-cap companies are often more volatile and relatively less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector or during market downturns.

Old Westbury All Cap Core Fund | Old Westbury All Cap Core Fund | Foreign Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Market Risk—Exposure to foreign markets through issuers or currencies can involve heightened risks relating to market, economic, political, regulatory, geopolitical, social, pandemics and epidemics or other conditions and additional risks. International trade tensions involving certain countries and their trading counterparties may arise from time to time which can result in trade tariffs (including those imposed by the U.S. or foreign governments), embargoes, trade limitations, trade wars and other negative consequences. Such actions and consequences may ultimately result in a significant reduction in international trade, an oversupply of certain manufactured goods, devaluations of existing inventories and potentially the failure of individual companies and/or large segments of certain country’s export industry with a potentially severe negative impact to the Fund. In addition, the securities of foreign companies also may be subject to the imposition of economic sanctions; more or less foreign government regulation; less public information; less stringent investor protections; and less stringent accounting, corporate governance, financial reporting and disclosure standards than domestic companies. The risks of foreign investments are increased in emerging markets which may, among other adverse developments or conditions, experience hyperinflation and have far lower trading volumes and less liquidity than developed markets. Currency exchange rates may fluctuate significantly over short periods of time. Such fluctuations in foreign currency exchange rates can affect the value of the Fund’s portfolio. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Old Westbury All Cap Core Fund | Old Westbury All Cap Core Fund | Developing Market Countries Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Developing Market Countries Risk—The Fund’s investments in developing market countries are subject to all of the risks of foreign investing generally, and have heightened and additional risks due to a lack of established legal, political, business and social frameworks to support securities markets.

Old Westbury All Cap Core Fund | Old Westbury All Cap Core Fund | Exchange-Traded Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange-Traded Funds Risk—Exchange-traded funds or ETFs are subject to many of the same risks associated with individual stocks and other investments, including market risk where the market as a whole, or the specific sector in which an ETF invests, may decline. ETFs may trade at a premium or discount to the aggregate value of the underlying securities. A shareholder will be charged fees and expenses not only on Fund shares held directly but also indirectly on the ETF shares that a Fund purchases and the Fund’s investment in an ETF will subject the Fund to the risks of the ETF.

Old Westbury All Cap Core Fund | Old Westbury All Cap Core Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk—Derivatives are subject to a number of risks, including changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the Fund’s sensitivity to adverse market movements and may exaggerate a loss. Losses may arise as the value of the contract decreases due to, among other potentially adverse events, an unfavorable change in the price of the underlying security or commodity or if the counterparty does not perform under the contract. The use of derivatives can lead to losses because of relatively small adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by or potentially unlimited as a result of certain features of the derivatives.

Old Westbury Large Cap Strategies Fund | Old Westbury Large Cap Strategies Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose all or a part of your investment in the Fund.
Old Westbury Large Cap Strategies Fund | Old Westbury Large Cap Strategies Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Old Westbury Large Cap Strategies Fund | Old Westbury Large Cap Strategies Fund | Stock Market/Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Stock Market/Company Risk—Stock markets are volatile and can decline significantly in response to real or perceived changes to the issuer, industry, market, economic, political, regulatory, geopolitical, pandemics and epidemics and other conditions. The value of an equity security can decline significantly in response to these conditions. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis and profits may be paid out in dividends or reinvested in the company to help it grow.

Old Westbury Large Cap Strategies Fund | Old Westbury Large Cap Strategies Fund | Foreign Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Market Risk—Exposure to foreign markets through issuers or currencies can involve heightened risks relating to market, economic, political, regulatory, geopolitical, social, pandemics and epidemics or other conditions and additional risks. International trade tensions involving certain countries and their trading counterparties may arise from time to time which can result in trade tariffs (including those imposed by the U.S. or foreign governments), embargoes, trade limitations, trade wars and other negative consequences. Such actions and consequences may ultimately result in a significant reduction in international trade, an oversupply of certain manufactured goods, devaluations of existing inventories and potentially the failure of individual companies and/or large segments of certain country’s export industry with a potentially severe negative impact to the Fund. In addition, the securities of foreign companies also may be subject to the imposition of economic sanctions; more or less foreign government regulation; less public information; less stringent investor protections; and less stringent accounting, corporate governance, financial reporting and disclosure standards than domestic companies. The risks of foreign investments are increased in emerging markets which may, among other adverse developments or conditions, experience hyperinflation and have far lower trading volumes and less liquidity than developed markets. Currency exchange rates may fluctuate significantly over short periods of time. Such fluctuations in foreign currency exchange rates can affect the value of the Fund’s portfolio. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Old Westbury Large Cap Strategies Fund | Old Westbury Large Cap Strategies Fund | Developing Market Countries Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Developing Market Countries Risk—The Fund’s investments in developing market countries are subject to all of the risks of foreign investing generally, and have heightened and additional risks due to a lack of established legal, political, business and social frameworks to support securities markets.

Old Westbury Large Cap Strategies Fund | Old Westbury Large Cap Strategies Fund | Exchange-Traded Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange-Traded Funds Risk—Exchange-traded funds or ETFs are subject to many of the same risks associated with individual stocks and other investments, including market risk where the market as a whole, or the specific sector in which an ETF invests, may decline. ETFs may trade at a premium or discount to the aggregate value of the underlying securities. A shareholder will be charged fees and expenses not only on Fund shares held directly but also indirectly on the ETF shares that a Fund purchases and the Fund’s investment in an ETF will subject the Fund to the risks of the ETF.

Old Westbury Large Cap Strategies Fund | Old Westbury Large Cap Strategies Fund | U.S. Government Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Obligations Risk—U.S. Government securities that are not direct obligations of the U.S. Treasury have more credit risk than securities directly supported by the full faith and credit of the U.S. Government. U.S. Government securities are also subject to interest rate risk.

Old Westbury Large Cap Strategies Fund | Old Westbury Large Cap Strategies Fund | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk—Fixed income securities are subject to a number of risks, including interest rate risk, credit risk, and the risks associated with a lack of liquidity in the fixed income market. In addition, the value of and income generated by fixed income securities is subject to volatility and losses resulting from changes or perceived changes in economic conditions, particularly during times of unusual or adverse market or political events. Certain types of fixed income securities may be more sensitive to such conditions.

Old Westbury Large Cap Strategies Fund | Old Westbury Large Cap Strategies Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk—Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due or at all. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value and liquidity of the Fund’s investment in that issuer.

Old Westbury Large Cap Strategies Fund | Old Westbury Large Cap Strategies Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk—Interest rate risk is the risk of losses attributable to changes in interest rates. In general, when interest rates rise, debt security prices tend to fall. The opposite is also generally true, debt security prices tend to rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Old Westbury Large Cap Strategies Fund | Old Westbury Large Cap Strategies Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk—Derivatives are subject to a number of risks, including changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the Fund’s sensitivity to adverse market movements and may exaggerate a loss. Losses may arise as the value of the contract decreases due to, among other potentially adverse events, an unfavorable change in the price of the underlying security or commodity or if the counterparty does not perform under the contract. The use of derivatives can lead to losses because of relatively small adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by or potentially unlimited as a result of certain features of the derivatives.

Old Westbury Large Cap Strategies Fund | Old Westbury Large Cap Strategies Fund | Multi-Style Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Multi-Style Management Risk—Because certain portions of the Fund’s assets are managed by different portfolio managers using different styles, the Fund could experience overlapping investments (or exposures) and may lead to higher transaction expenses and may generate higher short-term capital gains compared to a fund using a single investment management style.

Old Westbury Large Cap Strategies Fund | Old Westbury Large Cap Strategies Fund | Quantitative Investment Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Quantitative Investment Strategy Risk—A portion of the Fund may be managed using a quantitative process. The impact of risk and quantitative metrics on a security’s performance can be difficult to predict, and securities that previously possessed certain desirable characteristics may not continue to demonstrate those same characteristics in the future. There can be no assurance that this quantitative process will perform as anticipated or enable the Fund to achieve its investment objective (also referred to as investment goal).

Old Westbury Small & Mid Cap Strategies Fund | Old Westbury Small & Mid Cap Strategies Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose all or a part of your investment in the Fund.
Old Westbury Small & Mid Cap Strategies Fund | Old Westbury Small & Mid Cap Strategies Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Old Westbury Small & Mid Cap Strategies Fund | Old Westbury Small & Mid Cap Strategies Fund | Stock Market/Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Stock Market/Company Risk—Stock markets are volatile and can decline significantly in response to real or perceived changes to the issuer, industry, market, economic, political, regulatory, geopolitical, pandemics and epidemics and other conditions. The value of an equity security can decline significantly in response to these conditions. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis and profits may be paid out in dividends or reinvested in the company to help it grow.

Old Westbury Small & Mid Cap Strategies Fund | Old Westbury Small & Mid Cap Strategies Fund | Smaller and Mid-Sized Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Smaller and Mid-Sized Company Risk—Smaller and mid-sized companies may be more vulnerable to market downturns and adverse issuer-specific, general business or economic events and may be relatively less liquid than securities in larger companies.

Old Westbury Small & Mid Cap Strategies Fund | Old Westbury Small & Mid Cap Strategies Fund | Foreign Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Market Risk—Exposure to foreign markets through issuers or currencies can involve heightened risks relating to market, economic, political, regulatory, geopolitical, social, pandemics and epidemics or other conditions and additional risks. International trade tensions involving certain countries and their trading counterparties may arise from time to time which can result in trade tariffs (including those imposed by the U.S. or foreign governments), embargoes, trade limitations, trade wars and other negative consequences. Such actions and consequences may ultimately result in a significant reduction in international trade, an oversupply of certain manufactured goods, devaluations of existing inventories and potentially the failure of individual companies and/or large segments of certain country’s export industry with a potentially severe negative impact to the Fund. In addition, the securities of foreign companies also may be subject to the imposition of economic sanctions; more or less foreign government regulation; less public information; less stringent investor protections; and less stringent accounting, corporate governance, financial reporting and disclosure standards than domestic companies. The risks of foreign investments are increased in emerging markets which may, among other adverse developments or conditions, experience hyperinflation and have far lower trading volumes and less liquidity than developed markets. Currency exchange rates may fluctuate significantly over short periods of time. Such fluctuations in foreign currency exchange rates can affect the value of the Fund’s portfolio. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Old Westbury Small & Mid Cap Strategies Fund | Old Westbury Small & Mid Cap Strategies Fund | Developing Market Countries Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Developing Market Countries Risk—The Fund’s investments in developing market countries are subject to all of the risks of foreign investing generally, and have heightened and additional risks due to a lack of established legal, political, business and social frameworks to support securities markets.

Old Westbury Small & Mid Cap Strategies Fund | Old Westbury Small & Mid Cap Strategies Fund | Exchange-Traded Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange-Traded Funds Risk—Exchange-traded funds or ETFs are subject to many of the same risks associated with individual stocks and other investments, including market risk where the market as a whole, or the specific sector in which an ETF invests, may decline. ETFs may trade at a premium or discount to the aggregate value of the underlying securities. A shareholder will be charged fees and expenses not only on Fund shares held directly but also indirectly on the ETF shares that a Fund purchases and the Fund’s investment in an ETF will subject the Fund to the risks of the ETF.

Old Westbury Small & Mid Cap Strategies Fund | Old Westbury Small & Mid Cap Strategies Fund | Real Estate Investment Trusts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Real Estate Investment Trusts Risk—Real estate investment trusts or REITs and REIT-like entities carry risks generally incident to the ownership of real property, as well as additional risks such as limited diversification, poor performance by the manager of the REIT or REIT-like entity and adverse changes to the tax laws.

Old Westbury Small & Mid Cap Strategies Fund | Old Westbury Small & Mid Cap Strategies Fund | U.S. Government Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Obligations Risk—U.S. Government securities that are not direct obligations of the U.S. Treasury have more credit risk than securities directly supported by the full faith and credit of the U.S. Government. U.S. Government securities are also subject to interest rate risk.

Old Westbury Small & Mid Cap Strategies Fund | Old Westbury Small & Mid Cap Strategies Fund | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk—Fixed income securities are subject to a number of risks, including interest rate risk, credit risk, and the risks associated with a lack of liquidity in the fixed income market. In addition, the value of and income generated by fixed income securities is subject to volatility and losses resulting from changes or perceived changes in economic conditions, particularly during times of unusual or adverse market or political events. Certain types of fixed income securities may be more sensitive to such conditions.

Old Westbury Small & Mid Cap Strategies Fund | Old Westbury Small & Mid Cap Strategies Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk—Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due or at all. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value and liquidity of the Fund’s investment in that issuer.

Old Westbury Small & Mid Cap Strategies Fund | Old Westbury Small & Mid Cap Strategies Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk—Interest rate risk is the risk of losses attributable to changes in interest rates. In general, when interest rates rise, debt security prices tend to fall. The opposite is also generally true, debt security prices tend to rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Old Westbury Small & Mid Cap Strategies Fund | Old Westbury Small & Mid Cap Strategies Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk—Derivatives are subject to a number of risks, including changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the Fund’s sensitivity to adverse market movements and may exaggerate a loss. Losses may arise as the value of the contract decreases due to, among other potentially adverse events, an unfavorable change in the price of the underlying security or commodity or if the counterparty does not perform under the contract. The use of derivatives can lead to losses because of relatively small adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by or potentially unlimited as a result of certain features of the derivatives.

Old Westbury Small & Mid Cap Strategies Fund | Old Westbury Small & Mid Cap Strategies Fund | Multi-Style Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Multi-Style Management Risk—Because certain portions of the Fund’s assets are managed by different portfolio managers using different styles, the Fund could experience overlapping investments (or exposures) and may lead to higher transaction expenses and may generate higher short-term capital gains compared to a fund using a single investment management style.

Old Westbury Small & Mid Cap Strategies Fund | Old Westbury Small & Mid Cap Strategies Fund | High-Yield, Lower-Grade Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High-Yield, Lower-Grade Debt Securities Risk—High-yield and lower-grade debt securities (sometimes referred to as “junk bonds”) are high risk investments and may cause principal and investment losses to the Fund to a greater extent than investment grade debt securities. Such debt securities may be considered to be speculative and may be more vulnerable to the risks associated with fixed income securities, particularly credit and default risk, price volatility and market conditions attributable to adverse economic or political developments.

Old Westbury Small & Mid Cap Strategies Fund | Old Westbury Small & Mid Cap Strategies Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk—Liquidity risk means the risk that the Fund could not meet requests to redeem shares without significant dilution of remaining shareholders’ interests. Liquidity risk may also include the risk that it may be difficult or impossible to sell certain positions within an acceptable timeframe or at an acceptable price to meet the Fund’s redemption or other obligations.

Old Westbury Small & Mid Cap Strategies Fund | Old Westbury Small & Mid Cap Strategies Fund | Quantitative Investment Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Quantitative Investment Strategy Risk—A Fund may be managed using a quantitative process. The impact of risk and quantitative metrics on a security’s performance can be difficult to predict, and securities that previously possessed certain desirable characteristics may not continue to demonstrate those same characteristics in the future. There can be no assurance that this quantitative process will perform as anticipated or enable the Fund to achieve its investment objective (also referred to as investment goal).

Old Westbury Total Equity Fund | Old Westbury Total Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose all or a part of your investment in the Fund.
Old Westbury Total Equity Fund | Old Westbury Total Equity Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Old Westbury Total Equity Fund | Old Westbury Total Equity Fund | Stock Market/Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Stock Market/Company Risk—Stock markets are volatile and can decline significantly in response to real or perceived changes to the issuer, industry, market, economic, political, regulatory, geopolitical, pandemics and epidemics and other conditions. The value of an equity security can decline significantly in response to these conditions. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis and profits may be paid out in dividends or reinvested in the company to help it grow.

Old Westbury Total Equity Fund | Old Westbury Total Equity Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Capitalization Risk—To the extent the Fund invests in securities of companies of varying market capitalizations, it takes on the associated risks. At times, any one of these market capitalizations may be out of favor with investors. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. Compared to large-cap companies, small- and mid-cap companies may depend on a more limited management group, may have a shorter history of operations, and may have limited product lines, markets or financial resources. The securities of small- and mid-cap companies are often more volatile and relatively less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector or during market downturns.

Old Westbury Total Equity Fund | Old Westbury Total Equity Fund | Foreign Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Market Risk—Exposure to foreign markets through issuers or currencies can involve heightened risks relating to market, economic, political, regulatory, geopolitical, social, pandemics and epidemics or other conditions and additional risks. International trade tensions involving certain countries and their trading counterparties may arise from time to time which can result in trade tariffs (including those imposed by the U.S. or foreign governments), embargoes, trade limitations, trade wars and other negative consequences. Such actions and consequences may ultimately result in a significant reduction in international trade, an oversupply of certain manufactured goods, devaluations of existing inventories and potentially the failure of individual companies and/or large segments of certain country’s export industry with a potentially severe negative impact to the Fund. In addition, the securities of foreign companies also may be subject to the imposition of economic sanctions; more or less foreign government regulation; less public information; less stringent investor protections; and less stringent accounting, corporate governance, financial reporting and disclosure standards than domestic companies. The risks of foreign investments are increased in emerging markets which may, among other adverse developments or conditions, experience hyperinflation and have far lower trading volumes and less liquidity than developed markets. Currency exchange rates may fluctuate significantly over short periods of time. Such fluctuations in foreign currency exchange rates can affect the value of the Fund’s portfolio. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Old Westbury Total Equity Fund | Old Westbury Total Equity Fund | Developing Market Countries Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Developing Market Countries Risk—The Fund’s investments in developing market countries are subject to all of the risks of foreign investing generally, and have heightened and additional risks due to a lack of established legal, political, business and social frameworks to support securities markets.

Old Westbury Total Equity Fund | Old Westbury Total Equity Fund | Exchange-Traded Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange-Traded Funds Risk—Exchange-traded funds or ETFs are subject to many of the same risks associated with individual stocks and other investments, including market risk where the market as a whole, or the specific sector in which an ETF invests, may decline. ETFs may trade at a premium or discount to the aggregate value of the underlying securities. A shareholder will be charged fees and expenses not only on Fund shares held directly but also indirectly on the ETF shares that a Fund purchases and the Fund’s investment in an ETF will subject the Fund to the risks of the ETF.

Old Westbury Total Equity Fund | Old Westbury Total Equity Fund | Real Estate Investment Trusts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Real Estate Investment Trusts Risk—Real estate investment trusts or REITs and REIT-like entities carry risks generally incident to the ownership of real property, as well as additional risks such as limited diversification, poor performance by the manager of the REIT or REIT-like entity and adverse changes to the tax laws.

Old Westbury Total Equity Fund | Old Westbury Total Equity Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk—Derivatives are subject to a number of risks, including changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the Fund’s sensitivity to adverse market movements and may exaggerate a loss. Losses may arise as the value of the contract decreases due to, among other potentially adverse events, an unfavorable change in the price of the underlying security or commodity or if the counterparty does not perform under the contract. The use of derivatives can lead to losses because of relatively small adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by or potentially unlimited as a result of certain features of the derivatives.

Old Westbury Total Equity Fund | Old Westbury Total Equity Fund | Multi-Style Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Multi-Style Management Risk—The Fund employs multiple investment strategies which the Adviser believes are complementary. However, the strategies may not in fact be complementary and the Fund could experience overlapping investments, more exposure to certain securities and higher portfolio turnover and may lead to higher transaction expenses and may generate higher short-term capital gains compared to a fund using a single investment management style.

Old Westbury Total Equity Fund | Old Westbury Total Equity Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk—Liquidity risk means the risk that the Fund could not meet requests to redeem shares without significant dilution of remaining shareholders interests. Liquidity risk may also include the risk that it may be difficult or impossible to sell certain positions within an acceptable timeframe or at an acceptable price to meet the Fund’s redemption or other obligations.

Old Westbury Total Equity Fund | Old Westbury Total Equity Fund | Quantitative Investment Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Quantitative Investment Strategy Risk—A portion of the Fund may be managed using a quantitative process. The impact of risk and quantitative metrics on a security’s performance can be difficult to predict, and securities that previously possessed certain desirable characteristics may not continue to demonstrate those same characteristics in the future. There can be no assurance that this quantitative process will perform as anticipated or enable the Fund to achieve its investment objective.

Old Westbury Total Equity Fund | Old Westbury Total Equity Fund | Model Portfolio and Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Model Portfolio and Management Risk—The Adviser implements the investment recommendations of sub-advisers pursuant to each sub-adviser’s respective model portfolios. The Fund is subject to the risk that the performance of the portion of the Fund allocated to a particular sub-adviser’s model portfolio strategy may deviate from the performance of that sub-adviser’s model portfolio, similar strategies pursued for sub-advised funds and the sub-adviser’s other similar accounts. In addition, it is expected that trades will not be effected at the same time as when the sub-advisers implement their own trades, which could be on a daily basis, and this could cause the Fund’s return to be lower than if the sub-adviser implemented trades on behalf of the Fund. The Adviser has the discretion to not fully replicate a model portfolio, and the Adviser’s variation from a sub-adviser’s model portfolio may contribute to performance variations. If the Adviser does not invest the Fund in securities of the model portfolio at the same time and in the same weights, there may be a deviation in the Fund’s performance.

Old Westbury Total Equity Fund | Old Westbury Total Equity Fund | Performance Deviation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Performance Deviation Risk—Because of the Adviser’s timing of receiving a model portfolio from a sub-adviser and investing the Fund’s assets pursuant to a sub-adviser’s model portfolio, the Fund’s portfolio may deviate from the sub-adviser’s respective model portfolio or other similar accounts or similar strategies pursued for sub-advised funds managed by such sub-adviser. Further, the timing of cash flows for the Fund, changes in a model portfolio and the effect of expenses applicable to the Fund which are not applicable to a model portfolio also may cause the Fund’s performance to deviate from the performance of the model portfolio, similar strategies pursued for sub-advised funds and similar accounts managed by such sub-adviser.

Old Westbury Total Equity Fund | Old Westbury Total Equity Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk—Convertible securities are subject to interest rate risk, the risk that the issuer will not be able to pay interest or dividend when due or at all, the risk that their market value may change based on changes to the issuer’s credit ratings or the market’s perception of the issuer’s creditworthiness, and the risk that their value may not increase as rapidly as the underlying common stock. Convertible bonds are subject to the risks of equity securities when the underlying stock price is high relative to the conversion price (because more of the security’s value resides in the conversion feature) and debt instruments when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). A convertible bond is not as sensitive to interest rate changes as a similar non-convertible debt instrument.

Old Westbury Total Equity Fund | Old Westbury Total Equity Fund | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk—The Fund is new with a short operating history. As a result, prospective investors have limited or no track record or history on which to base their investment decisions.
Old Westbury Credit Income Fund | Old Westbury Credit Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose all or a part of your investment in the Fund.
Old Westbury Credit Income Fund | Old Westbury Credit Income Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	The shares offered by this Prospectus are not deposits or obligations of any bank, are notendorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Old Westbury Credit Income Fund | Old Westbury Credit Income Fund | Foreign Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Market Risk—Exposure to foreign markets through issuers or currencies can involve heightened risks relating to market, economic, political, regulatory, geopolitical, social, pandemics and epidemics or other conditions and additional risks. International trade tensions involving certain countries and their trading counterparties may arise from time to time which can result in trade tariffs (including those imposed by the U.S. or foreign governments), embargoes, trade limitations, trade wars and other negative consequences. Such actions and consequences may ultimately result in a significant reduction in international trade, an oversupply of certain manufactured goods, devaluations of existing inventories and potentially the failure of individual companies and/or large segments of certain country’s export industry with a potentially severe negative impact to the Fund. In addition, the securities of foreign companies also may be subject to the imposition of economic sanctions; more or less foreign government regulation; less public information; less stringent investor protections; and less stringent accounting, corporate governance, financial reporting and disclosure standards than domestic companies. The risks of foreign investments are increased in emerging markets which may, among other adverse developments or conditions, experience hyperinflation and have far lower trading volumes and less liquidity than developed markets. Currency exchange rates may fluctuate significantly over short periods of time. Such fluctuations in foreign currency exchange rates can affect the value of the Fund’s portfolio. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Old Westbury Credit Income Fund | Old Westbury Credit Income Fund | Developing Market Countries Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Developing Market Countries Risk—The Fund’s investments in developing market countries are subject to all of the risks of foreign investing generally, and have heightened and additional risks due to a lack of established legal, political, business and social frameworks to support securities markets.

Old Westbury Credit Income Fund | Old Westbury Credit Income Fund | Exchange-Traded Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange-Traded , Funds Risk—Exchange-traded funds or ETFs are subject to many of the same risks associated with individual debt instruments or other investments, including market risk where the market as a whole, or the specific sector in which an ETF invests, may decline. ETFs may trade at a premium or discount to the aggregate value of the underlying securities. A shareholder will be charged fees and expenses not only on Fund shares held directly but also indirectly on the ETF shares that a Fund purchases and the Fund’s investment in an ETF will subject the Fund to the risks of the ETF.

Old Westbury Credit Income Fund | Old Westbury Credit Income Fund | U.S. Government Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Obligations Risk—U.S. Government securities that are not direct obligations of the U.S. Treasury have more credit risk than securities directly supported by the full faith and credit of the U.S. Government. U.S. Government securities are also subject to interest rate risk.

Old Westbury Credit Income Fund | Old Westbury Credit Income Fund | Inflation-Protected Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Inflation-Protected Securities Risk—The value of an inflation-protected debt security generally will fall when real interest rates rise.
Old Westbury Credit Income Fund | Old Westbury Credit Income Fund | Mortgage-Backed and Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Backed and Asset-Backed Securities Risk—Securities representing interests in “pools” of mortgages or other assets are subject to various risks, including prepayment and contraction risk, risk of default of the underlying mortgage or assets and delinquencies and losses of the underlying mortgage or assets. Investments in non-agency mortgage-backed securities, which are not guaranteed by the U.S. government or a government sponsored enterprise, are subject to increased credit/default, liquidity, valuation and other risks.

Old Westbury Credit Income Fund | Old Westbury Credit Income Fund | Municipal Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Municipal Securities Risk—Prices of municipal securities rise and fall in response to interest rate changes and local political and economic factors may adversely affect the value and liquidity of these securities. In addition, the Fund’s investments in municipal securities are subject to the risks associated with a lack of liquidity in the municipal bond market.

Old Westbury Credit Income Fund | Old Westbury Credit Income Fund | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk—Fixed income securities are subject to a number of risks, including interest rate risk, credit risk, and the risks associated with a lack of liquidity in the fixed income market. In addition, the value of and income generated by fixed income securities can be subject to volatility and losses resulting from changes or perceived changes to the issuer, as well as industry, market, economic, political, regulatory, and geopolitical developments, including pandemics, epidemics and other conditions, particularly during times of unusual or adverse market or political events. Certain types of fixed income securities may be more sensitive to such conditions. For example, in addition to other risks generally associated with fixed income securities, corporate debt obligations are particularly subject to factors directly related to the issuer, such as the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace. Adverse changes in any of these factors may result in a decline in value of or income generated by such obligations.

Old Westbury Credit Income Fund | Old Westbury Credit Income Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk—Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due or at all. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value and liquidity of the Fund’s investment in that issuer.

Old Westbury Credit Income Fund | Old Westbury Credit Income Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk—Interest rate risk is the risk of losses attributable to changes in interest rates. In general, when interest rates rise, debt security prices tend to fall. The opposite is also generally true, debt security prices tend to rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Old Westbury Credit Income Fund | Old Westbury Credit Income Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk—Derivatives are subject to a number of risks, including changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the Fund’s sensitivity to adverse market movements and may exaggerate a loss. Losses may arise as the value of the contract decreases due to, among other potentially adverse events, an unfavorable change in the price of the underlying security or commodity or if the counterparty does not perform under the contract. The use of derivatives can lead to losses because of relatively small adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by or potentially unlimited as a result of certain features of the derivatives.

Old Westbury Credit Income Fund | Old Westbury Credit Income Fund | Swaps Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swaps Risk—Swap agreements are derivative instruments that can be individually negotiated and structured to address exposure to a variety of different market factors or types of investments, including a specified reference security, basket of securities, securities market index or index component. Swaps may increase or decrease the Fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, securities market indexes, or other factors such as security prices or inflation rates. Swaps may be leveraged and are subject to, among other risks, illiquidity risk, counterparty risk, credit risk and valuation risk. Because the Fund may not reasonably expect to be able to sell or dispose of a swap in current market conditions in seven calendar days or less without the sale or disposition significantly changing its market value, certain swaps may be considered to be illiquid. Also, the Fund bears the risk of loss of the amount expected to be received under a swap in the event of the default or bankruptcy of a swap counterparty. In addition, some swaps may be complex and difficult to value.

Old Westbury Credit Income Fund | Old Westbury Credit Income Fund | Multi-Style Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Multi-Style Management Risk—Because certain portions of the Fund’s assets are managed by different portfolio managers using different styles, the Fund could experience overlapping investments (or exposures) and may lead to higher transaction expenses and may generate higher short-term capital gains compared to a fund using a single investment management style.

Old Westbury Credit Income Fund | Old Westbury Credit Income Fund | High-Yield, Lower-Grade Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High-Yield, Lower-Grade Debt Securities Risk—High-yield and lower-grade debt securities (sometimes referred to as “junk bonds”) are high risk investments and may cause principal and investment losses to the Fund to a greater extent than investment grade debt securities. Such debt securities may be considered to be speculative and may be more vulnerable to the risks associated with fixed income securities, particularly credit and default risk, price volatility and market conditions attributable to adverse economic or political developments.

Old Westbury Credit Income Fund | Old Westbury Credit Income Fund | Loans Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Loans Risk—Investments in loans expose the Fund to additional risks beyond those normally associated with more traditional debt instruments. The Fund’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower and whether or not a loan is secured by collateral, although there is no assurance that the collateral securing a loan will be sufficient to satisfy the loan obligation. In addition, loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price. Transactions involving loans may have significantly longer settlement periods than more traditional investments (settlement can take longer than 7 days) and often involve borrowers whose financial condition is troubled or highly leveraged, which increases the risk that the Fund may not receive its proceeds in a timely manner or that the Fund may incur losses in order to pay redemption proceeds to its shareholders. In addition, loans are not registered under the U.S. federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities.

Old Westbury Credit Income Fund | Old Westbury Credit Income Fund | Prepayments and Extensions [Member]
Prospectus [Line Items]
Risk [Text Block]

Prepayments and Extensions—The Fund is subject to prepayment risks because the principal on mortgage-backed securities, other asset-backed securities, or any debt instrument with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Extension risk may result from a rise in interest rates, which tends to make mortgage-backed securities, asset-backed securities, and other callable debt instruments more volatile.

Old Westbury Credit Income Fund | Old Westbury Credit Income Fund | International Investing [Member]
Prospectus [Line Items]
Risk [Text Block]

International Investing—Investing in the securities of non-U.S. issuers involves special and heightened risks not typically associated with investing in U.S. issuers. Non-U.S. securities tend to be more volatile and have lower overall liquidity than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. Changes in international trading patterns and policies, tariffs (including those imposed by the U.S. or foreign governments), trade barriers and other protectionist or retaliatory measures may result in greater price volatility of non-U.S. investments, and investment losses. In addition, investments outside the U.S. are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S. The risks of investing outside the U.S. are heightened for any investments in emerging markets, which are susceptible to greater price volatility than investments in developed markets.

Old Westbury Credit Income Fund | Old Westbury Credit Income Fund | TBAs and Dollar Rolls [Member]
Prospectus [Line Items]
Risk [Text Block]

TBAs and Dollar Rolls—Although the securities that are delivered in TBA transactions must meet certain standards, there is a risk that the actual securities received by the Fund may be less favorable than what was anticipated when entering into the transaction. TBA transactions are collateralized but they still involve the risk that a counterparty will fail to deliver the security, exposing the Fund to potential losses. Whether or not the Fund takes delivery of the securities at the termination date of a TBA transaction, it will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement. Also, the Fund’s portfolio turnover rate and transaction costs are increased when the Fund enters into dollar roll transactions.

Old Westbury Credit Income Fund | Old Westbury Credit Income Fund | Leverage [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage—Investing in certain futures contracts, options and swaps and other derivative instruments, and engaging in short sales and TBA and dollar roll transactions, will result in leverage. These instruments provide the economic effect of financial leverage by creating additional investment exposure to the underlying instrument, as well as the potential for greater loss. If a Fund obtains leverage through purchasing certain types of derivative instruments or engaging in short sales, the Fund is exposed to the risk that losses may exceed the net assets of the Fund. The net asset value of a Fund while employing leverage can become more volatile and sensitive to market movements.

Old Westbury Credit Income Fund | Old Westbury Credit Income Fund | Short Positions [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Positions—A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument, which could cause the Fund to suffer a (potentially unlimited) loss. Short sales may also involve transaction and financing costs that will reduce potential fund gains and increase potential fund losses. There is also the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

Old Westbury Credit Income Fund | Old Westbury Credit Income Fund | Hedging [Member]
Prospectus [Line Items]
Risk [Text Block]

Hedging—The Fund’s attempts at hedging and taking long and short positions in currencies may not be successful and could cause the Fund to lose money or fail to get the benefit of a gain on a hedged position. If expected changes to securities prices, interest rates, currency values and exchange rates, or the creditworthiness of an issuer are not accurately predicted, the Fund could be in a worse position than if it had not entered into such transactions.

Old Westbury Credit Income Fund | Old Westbury Credit Income Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk—Liquidity risk means the risk that the Fund could not meet requests to redeem shares without significant dilution of remaining shareholders’ interests. Liquidity risk may also include the risk that it may be difficult or impossible to sell certain positions within an acceptable timeframe or at an acceptable price to meet the Fund’s redemption or other obligations.

Old Westbury Credit Income Fund | Old Westbury Credit Income Fund | Quantitative Investment Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Quantitative Investment Strategy Risk—The Fund may be managed using a quantitative process. The impact of risk and quantitative metrics on a security’s performance can be difficult to predict, and securities that previously possessed certain desirable characteristics may not continue to demonstrate those same characteristics in the future. There can be no assurance that this quantitative process will perform as anticipated or enable the Fund to achieve its investment objective.

Old Westbury Credit Income Fund | Old Westbury Credit Income Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk—Convertible securities are subject to interest rate risk, the risk that the issuer will not be able to pay interest or dividend when due or at all, the risk that their market value may change based on changes to the issuer’s credit ratings or the market’s perception of the issuer’s creditworthiness, and the risk that their value may not increase as rapidly as the underlying common stock. Convertible bonds are subject to the risks of equity securities when the underlying stock price is high relative to the conversion price (because more of the security’s value resides in the conversion feature) and debt instruments when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). A convertible bond is not as sensitive to interest rate changes as a similar non-convertible debt instrument.

Old Westbury Credit Income Fund | Old Westbury Credit Income Fund | Common Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Common Stock Risk—Stock markets are volatile and can decline significantly in response to real or perceived changes to the issuer, industry, market, economic, political, regulatory, geopolitical, pandemics and epidemics and other conditions. The value of an equity security can decline significantly in response to these conditions. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis and profits may be paid out in dividends or reinvested in the company to help it grow.

Old Westbury Credit Income Fund | Old Westbury Credit Income Fund | Preferred Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Preferred Securities Risk—Preferred securities generally have a specified dividend rate and rank after bonds and before common stocks in their claim on income for dividend payments and on assets should the company be liquidated. Unlike interest payments on debt securities, preferred securities dividends are payable only if declared by the issuer’s board of directors, and, as a result, may not be paid at any given time. Preferred securities also may be subject to optional or mandatory redemption provisions.

Old Westbury Fixed Income Fund | Old Westbury Fixed Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose all or a part of your investment in the Fund.
Old Westbury Fixed Income Fund | Old Westbury Fixed Income Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Old Westbury Fixed Income Fund | Old Westbury Fixed Income Fund | Foreign Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Market Risk—Exposure to foreign markets through issuers or currencies can involve heightened risks relating to market, economic, political, regulatory, geopolitical, social, pandemics and epidemics or other conditions and additional risks. International trade tensions involving certain countries and their trading counterparties may arise from time to time which can result in trade tariffs (including those imposed by the U.S. or foreign governments), embargoes, trade limitations, trade wars and other negative consequences. Such actions and consequences may ultimately result in a significant reduction in international trade, an oversupply of certain manufactured goods, devaluations of existing inventories and potentially the failure of individual companies and/or large segments of certain country’s export industry with a potentially severe negative impact to the Fund. In addition, the securities of foreign companies also may be subject to the imposition of economic sanctions; more or less foreign government regulation; less public information; less stringent investor protections; and less stringent accounting, corporate governance, financial reporting and disclosure standards than domestic companies. The risks of foreign investments are increased in emerging markets which may, among other adverse developments or conditions, experience hyperinflation and have far lower trading volumes and less liquidity than developed markets. Currency exchange rates may fluctuate significantly over short periods of time. Such fluctuations in foreign currency exchange rates can affect the value of the Fund’s portfolio. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Old Westbury Fixed Income Fund | Old Westbury Fixed Income Fund | Exchange-Traded Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange-Traded Funds Risk—Exchange-traded funds or ETFs are subject to many of the same risks associated with individual debt instruments or other investments, including market risk where the market as a whole, or the specific sector in which an ETF invests, may decline. ETFs may trade at a premium or discount to the aggregate value of the underlying securities. A shareholder will be charged fees and expenses not only on Fund shares held directly but also indirectly on the ETF shares that a Fund purchases and the Fund’s investment in an ETF will subject the Fund to the risks of the ETF.

Old Westbury Fixed Income Fund | Old Westbury Fixed Income Fund | U.S. Government Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Obligations Risk—U.S. Government securities that are not direct obligations of the U.S. Treasury have more credit risk than securities directly supported by the full faith and credit of the U.S. Government. U.S. Government securities are also subject to interest rate risk.

Old Westbury Fixed Income Fund | Old Westbury Fixed Income Fund | Inflation-Protected Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Inflation-Protected Securities Risk—The value of an inflation-protected debt security generally will fall when real interest rates rise.
Old Westbury Fixed Income Fund | Old Westbury Fixed Income Fund | Mortgage-Backed and Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Backed and Asset-Backed Securities Risk—Securities representing interests in “pools” of mortgages or other assets are subject to various risks, including prepayment and contraction risk, risk of default of the underlying mortgage or assets and delinquencies and losses of the underlying mortgage or assets. Investments in non-agency mortgage-backed securities, which are not guaranteed by the U.S. government or a government sponsored enterprise, are subject to increased credit/default, liquidity, valuation and other risks.

Old Westbury Fixed Income Fund | Old Westbury Fixed Income Fund | Municipal Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Municipal Securities Risk—Prices of municipal securities rise and fall in response to interest rate changes and local political and economic factors may adversely affect the value and liquidity of these securities. In addition, the Fund’s investments in municipal securities are subject to the risks associated with a lack of liquidity in the municipal bond market.

Old Westbury Fixed Income Fund | Old Westbury Fixed Income Fund | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk—Fixed income securities are subject to a number of risks, including interest rate risk, credit risk, and the risks associated with a lack of liquidity in the fixed income market. In addition, the value of and income generated by fixed income securities is subject to volatility and losses resulting from changes or perceived changes in economic conditions, particularly during times of unusual or adverse market or political events. Certain types of fixed income securities may be more sensitive to such conditions. For example, in addition to other risks generally associated with fixed income securities, corporate debt obligations are particularly subject to factors directly related to the issuer, such as the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace. Adverse changes in any of these factors may result in a decline in value of or income generated by such obligations.

Old Westbury Fixed Income Fund | Old Westbury Fixed Income Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk—Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due or at all. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value and liquidity of the Fund’s investment in that issuer.

Old Westbury Fixed Income Fund | Old Westbury Fixed Income Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk—Interest rate risk is the risk of losses attributable to changes in interest rates. In general, when interest rates rise, debt security prices tend to fall. The opposite is also generally true, debt security prices tend to rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Old Westbury Fixed Income Fund | Old Westbury Fixed Income Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk—Derivatives are subject to a number of risks, including changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the Fund’s sensitivity to adverse market movements and may exaggerate a loss. Losses may arise as the value of the contract decreases due to, among other potentially adverse events, an unfavorable change in the price of the underlying security or commodity or if the counterparty does not perform under the contract. The use of derivatives can lead to losses because of relatively small adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by or potentially unlimited as a result of certain features of the derivatives.

Old Westbury Fixed Income Fund | Old Westbury Fixed Income Fund | Prepayments and Extensions [Member]
Prospectus [Line Items]
Risk [Text Block]

Prepayments and Extensions—The Fund is subject to prepayment risks because the principal on mortgage-backed securities, other asset-backed securities, or any debt instrument with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Extension risk may result from a rise in interest rates, which tends to make mortgage-backed securities, asset-backed securities, and other callable debt instruments more volatile.

Old Westbury Fixed Income Fund | Old Westbury Fixed Income Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk—Liquidity risk means the risk that the Fund could not meet requests to redeem shares without significant dilution of remaining shareholders’ interests. Liquidity risk may also include the risk that it may be difficult or impossible to sell certain positions within an acceptable timeframe or at an acceptable price to meet the Fund’s redemption or other obligations.

Old Westbury Fixed Income Fund | Old Westbury Fixed Income Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk—Convertible securities are subject to interest rate risk, the risk that the issuer will not be able to pay interest or dividend when due or at all, the risk that their market value may change based on changes to the issuer’s credit ratings or the market’s perception of the issuer’s creditworthiness, and the risk that their value may not increase as rapidly as the underlying common stock. Convertible bonds are subject to the risks of equity securities when the underlying stock price is high relative to the conversion price (because more of the security’s value resides in the conversion feature) and debt instruments when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). A convertible bond is not as sensitive to interest rate changes as a similar non-convertible debt instrument.

Old Westbury Short-Term Bond Fund | Old Westbury Short-Term Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose all or a part of your investment in the Fund.
Old Westbury Short-Term Bond Fund | Old Westbury Short-Term Bond Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Old Westbury Short-Term Bond Fund | Old Westbury Short-Term Bond Fund | Foreign Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Market Risk—Exposure to foreign markets through issuers or currencies can involve heightened risks relating to market, economic, political, regulatory, geopolitical, social, pandemics and epidemics or other conditions and additional risks. International trade tensions involving certain countries and their trading counterparties may arise from time to time which can result in trade tariffs (including those imposed by the U.S. or foreign governments), embargoes, trade limitations, trade wars and other negative consequences. Such actions and consequences may ultimately result in a significant reduction in international trade, an oversupply of certain manufactured goods, devaluations of existing inventories and potentially the failure of individual companies and/or large segments of certain country’s export industry with a potentially severe negative impact to the Fund. In addition, the securities of foreign companies also may be subject to the imposition of economic sanctions; more or less foreign government regulation; less public information; less stringent investor protections; and less stringent accounting, corporate governance, financial reporting and disclosure standards than domestic companies. The risks of foreign investments are increased in emerging markets which may, among other adverse developments or conditions, experience hyperinflation and have far lower trading volumes and less liquidity than developed markets. Currency exchange rates may fluctuate significantly over short periods of time. Such fluctuations in foreign currency exchange rates can affect the value of the Fund’s portfolio. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Old Westbury Short-Term Bond Fund | Old Westbury Short-Term Bond Fund | Developing Market Countries Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Developing Market Countries Risk—The Fund’s investments in developing market countries are subject to all of the risks of foreign investing generally, and have heightened and additional risks due to a lack of established legal, political, business and social frameworks to support securities markets.

Old Westbury Short-Term Bond Fund | Old Westbury Short-Term Bond Fund | Exchange-Traded Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange-Traded Funds Risk—Exchange-traded funds or ETFs are subject to many of the same risks associated with individual debt instruments or other investments, including market risk where the market as a whole, or the specific sector in which an ETF invests, may decline. ETFs may trade at a premium or discount to the aggregate value of the underlying securities. A shareholder will be charged fees and expenses not only on Fund shares held directly but also indirectly on the ETF shares that a Fund purchases and the Fund’s investment in an ETF will subject the Fund to the risks of the ETF.

Old Westbury Short-Term Bond Fund | Old Westbury Short-Term Bond Fund | U.S. Government Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Obligations Risk—U.S. Government securities that are not direct obligations of the U.S. Treasury have more credit risk than securities directly supported by the full faith and credit of the U.S. Government. U.S. Government securities are also subject to interest rate risk.

Old Westbury Short-Term Bond Fund | Old Westbury Short-Term Bond Fund | Inflation-Protected Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Inflation-Protected Securities Risk—The value of an inflation-protected debt security generally will fall when real interest rates rise.
Old Westbury Short-Term Bond Fund | Old Westbury Short-Term Bond Fund | Mortgage-Backed and Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Backed and Asset-Backed Securities Risk—Securities representing interests in “pools” of mortgages or other assets are subject to various risks, including prepayment and contraction risk, risk of default of the underlying mortgage or assets and delinquencies and losses of the underlying mortgage or assets. Investments in non-agency mortgage-backed securities, which are not guaranteed by the U.S. government or a government sponsored enterprise, are subject to increased credit/default, liquidity, valuation and other risks.

Old Westbury Short-Term Bond Fund | Old Westbury Short-Term Bond Fund | Municipal Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Municipal Securities Risk—Prices of municipal securities rise and fall in response to interest rate changes and local political and economic factors may adversely affect the value and liquidity of these securities. In addition, the Fund’s investments in municipal securities are subject to the risks associated with a lack of liquidity in the municipal bond market.

Old Westbury Short-Term Bond Fund | Old Westbury Short-Term Bond Fund | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk—Fixed income securities are subject to a number of risks, including interest rate risk, credit risk, and the risks associated with a lack of liquidity in the fixed income market. In addition, the value of and income generated by fixed income securities is subject to volatility and losses resulting from changes or perceived changes in economic conditions, particularly during times of unusual or adverse market or political events. Certain types of fixed income securities may be more sensitive to such conditions. For example, in addition to other risks generally associated with fixed income securities, corporate debt obligations are particularly subject to factors directly related to the issuer, such as the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace. Adverse changes in any of these factors may result in a decline in value of or income generated by such obligations.

Old Westbury Short-Term Bond Fund | Old Westbury Short-Term Bond Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk—Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due or at all. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value and liquidity of the Fund’s investment in that issuer.

Old Westbury Short-Term Bond Fund | Old Westbury Short-Term Bond Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk—Interest rate risk is the risk of losses attributable to changes in interest rates. In general, when interest rates rise, debt security prices tend to fall. The opposite is also generally true, debt security prices tend to rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Old Westbury Short-Term Bond Fund | Old Westbury Short-Term Bond Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk—Derivatives are subject to a number of risks, including changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the Fund’s sensitivity to adverse market movements and may exaggerate a loss. Losses may arise as the value of the contract decreases due to, among other potentially adverse events, an unfavorable change in the price of the underlying security or commodity or if the counterparty does not perform under the contract. The use of derivatives can lead to losses because of relatively small adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by or potentially unlimited as a result of certain features of the derivatives.

Old Westbury Short-Term Bond Fund | Old Westbury Short-Term Bond Fund | Prepayments and Extensions [Member]
Prospectus [Line Items]
Risk [Text Block]

Prepayments and Extensions—The Fund is subject to prepayment risks because the principal on mortgage-backed securities, other asset-backed securities, or any debt instrument with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Extension risk may result from a rise in interest rates, which tends to make mortgage-backed securities, asset-backed securities, and other callable debt instruments more volatile.

Old Westbury Short-Term Bond Fund | Old Westbury Short-Term Bond Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk—Liquidity risk means the risk that the Fund could not meet requests to redeem shares without significant dilution of remaining shareholders’ interests. Liquidity risk may also include the risk that it may be difficult or impossible to sell certain positions within an acceptable timeframe or at an acceptable price to meet the Fund’s redemption or other obligations.

Old Westbury Short-Term Bond Fund | Old Westbury Short-Term Bond Fund | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk—The Fund is new with a short operating history. As a result, prospective investors have limited or no track record or history on which to base their investment decisions.
Old Westbury Municipal Bond Fund | Old Westbury Municipal Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose all or a part of your investment in the Fund.
Old Westbury Municipal Bond Fund | Old Westbury Municipal Bond Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Old Westbury Municipal Bond Fund | Old Westbury Municipal Bond Fund | Exchange-Traded Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange-Traded Funds Risk—Exchange-traded funds or ETFs are subject to many of the same risks associated with individual stocks, including market risk where the market as a whole, or the specific sector in which an ETF invests, may decline. ETFs may trade at a premium or discount to the aggregate value of the underlying securities. A shareholder will be charged fees and expenses not only on Fund shares held directly but also indirectly on the ETF shares that a Fund purchases and the Fund’s investment in an ETF will subject the Fund to the risks of the ETF.

Old Westbury Municipal Bond Fund | Old Westbury Municipal Bond Fund | U.S. Government Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Obligations Risk—U.S. Government securities that are not direct obligations of the U.S. Treasury have more credit risk than securities directly supported by the full faith and credit of the U.S. Government. U.S. Government securities are also subject to interest rate risk.

Old Westbury Municipal Bond Fund | Old Westbury Municipal Bond Fund | Inflation-Protected Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Inflation-Protected Securities Risk—The value of an inflation-protected debt security generally will fall when real interest rates rise.
Old Westbury Municipal Bond Fund | Old Westbury Municipal Bond Fund | Municipal Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Municipal Securities Risk—Prices of municipal securities rise and fall in response to interest rate changes and local political and economic factors may adversely affect the value and liquidity of these securities. In addition, the Fund’s investments in municipal securities are subject to the risks associated with a lack of liquidity in the municipal bond market. Any failure of municipal securities invested in by the Fund to meet certain applicable legal requirements, or any proposed or actual changes in federal or state tax law, could cause Fund distributions attributable to interest on such securities to be taxable.

Old Westbury Municipal Bond Fund | Old Westbury Municipal Bond Fund | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk—Fixed income securities are subject to a number of risks, including interest rate risk, credit risk, and the risks associated with a lack of liquidity in the fixed income market. In addition, the value of and income generated by fixed income securities is subject to volatility and losses resulting from changes or perceived changes in economic conditions, particularly during times of unusual or adverse market or political events. Certain types of fixed income securities may be more sensitive to such conditions.

Old Westbury Municipal Bond Fund | Old Westbury Municipal Bond Fund | Geographic Focus and Similar Projects Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Geographic Focus and Similar Projects Risk—To the extent that the Fund focuses on investments within a single state or in similar municipal projects, its performance can be more volatile than that of a fund that invests more broadly. Adverse economic, political, and regulatory conditions affecting the state or such municipal projects are likely to affect the Fund’s performance.

Old Westbury Municipal Bond Fund | Old Westbury Municipal Bond Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk—Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due or at all. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value and liquidity of the Fund’s investment in that issuer.

Old Westbury Municipal Bond Fund | Old Westbury Municipal Bond Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk—Interest rate risk is the risk of losses attributable to changes in interest rates. In general, when interest rates rise, debt security prices tend to fall. The opposite is also generally true, debt security prices tend to rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Old Westbury Municipal Bond Fund | Old Westbury Municipal Bond Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk—Derivatives are subject to a number of risks, including changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the Fund’s sensitivity to adverse market movements and may exaggerate a loss. Losses may arise as the value of the contract decreases due to, among other potentially adverse events, an unfavorable change in the price of the underlying security or commodity or if the counterparty does not perform under the contract. The use of derivatives can lead to losses because of relatively small adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by or potentially unlimited as a result of certain features of the derivatives.

Old Westbury Municipal Bond Fund | Old Westbury Municipal Bond Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk—Liquidity risk means the risk that the Fund could not meet requests to redeem shares without significant dilution of remaining shareholders’ interests. Liquidity risk may also include the risk that it may be difficult or impossible to sell certain positions within an acceptable timeframe or at an acceptable price to meet the Fund’s redemption or other obligations.

Old Westbury California Municipal Bond Fund | Old Westbury California Municipal Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose all or a part of your investment in the Fund.
Old Westbury California Municipal Bond Fund | Old Westbury California Municipal Bond Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Old Westbury California Municipal Bond Fund | Old Westbury California Municipal Bond Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk—The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds.

Old Westbury California Municipal Bond Fund | Old Westbury California Municipal Bond Fund | Exchange-Traded Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange-Traded Funds Risk—Exchange-traded funds or ETFs are subject to many of the same risks associated with individual stocks, including market risk where the market as a whole, or the specific sector in which an ETF invests, may decline. ETFs may trade at a premium or discount to the aggregate value of the underlying securities. A shareholder will be charged fees and expenses not only on Fund shares held directly but also indirectly on the ETF shares that a Fund purchases and the Fund’s investment in an ETF will subject the Fund to the risks of the ETF.

Old Westbury California Municipal Bond Fund | Old Westbury California Municipal Bond Fund | U.S. Government Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Obligations Risk—U.S. Government securities that are not direct obligations of the U.S. Treasury have more credit risk than securities directly supported by the full faith and credit of the U.S. Government. U.S. Government securities are also subject to interest rate risk.

Old Westbury California Municipal Bond Fund | Old Westbury California Municipal Bond Fund | Inflation-Protected Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Inflation-Protected Securities Risk—The value of an inflation-protected debt security generally will fall when real interest rates rise.
Old Westbury California Municipal Bond Fund | Old Westbury California Municipal Bond Fund | Municipal Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Municipal Securities Risk—Prices of municipal securities rise and fall in response to interest rate changes and local political and economic factors may adversely affect the value and liquidity of these securities. In addition, the Fund’s investments in municipal securities are subject to the risks associated with a lack of liquidity in the municipal bond market. Any failure of municipal securities invested in by the Fund to meet certain applicable legal requirements, or any proposed or actual changes in federal or state tax law, could cause Fund distributions attributable to interest on such securities to be taxable.

Old Westbury California Municipal Bond Fund | Old Westbury California Municipal Bond Fund | Risks related to investing in California [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks related to investing in California—The Fund invests a significant portion of its assets in municipal obligations of issuers located in the State of California. While California’s economy is broad, it does have major concentrations in advanced electronics and computer technology, manufacturing, entertainment, agriculture, tourism, construction and services, and may be sensitive to economic problems affecting those industries. The Fund’s investment in a single state may make its performance more volatile than that of a fund that invests more broadly. The Fund will be affected by political, economic, environmental (such as natural disasters or wildfires), public health (including pandemics and epidemics), regulatory and other developments within California and by the financial condition of California’s political subdivisions, agencies, instrumentalities and public authorities.

Old Westbury California Municipal Bond Fund | Old Westbury California Municipal Bond Fund | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk—Fixed income securities are subject to a number of risks, including interest rate risk, credit risk, and the risks associated with a lack of liquidity in the fixed income market. In addition, the value of and income generated by fixed income securities is subject to volatility and losses resulting from changes or perceived changes in economic conditions, particularly during times of unusual or adverse market or political events. Certain types of fixed income securities may be more sensitive to such conditions.

Old Westbury California Municipal Bond Fund | Old Westbury California Municipal Bond Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk—Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due or at all. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value and liquidity of the Fund’s investment in that issuer.

Old Westbury California Municipal Bond Fund | Old Westbury California Municipal Bond Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk—Interest rate risk is the risk of losses attributable to changes in interest rates. In general, when interest rates rise, debt security prices tend to fall. The opposite is also generally true, debt security prices tend to rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Old Westbury California Municipal Bond Fund | Old Westbury California Municipal Bond Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk—Derivatives are subject to a number of risks, including changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the Fund’s sensitivity to adverse market movements and may exaggerate a loss. Losses may arise as the value of the contract decreases due to, among other potentially adverse events, an unfavorable change in the price of the underlying security or commodity or if the counterparty does not perform under the contract. The use of derivatives can lead to losses because of relatively small adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by or potentially unlimited as a result of certain features of the derivatives.

Old Westbury California Municipal Bond Fund | Old Westbury California Municipal Bond Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk—Liquidity risk means the risk that the Fund could not meet requests to redeem shares without significant dilution of remaining shareholders’ interests. Liquidity risk may also include the risk that it may be difficult or impossible to sell certain positions within an acceptable timeframe or at an acceptable price to meet the Fund’s redemption or other obligations.

Old Westbury New York Municipal Bond Fund | Old Westbury New York Municipal Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose all or a part of your investment in the Fund.
Old Westbury New York Municipal Bond Fund | Old Westbury New York Municipal Bond Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency
Old Westbury New York Municipal Bond Fund | Old Westbury New York Municipal Bond Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk—The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds.

Old Westbury New York Municipal Bond Fund | Old Westbury New York Municipal Bond Fund | Exchange-Traded Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange-Traded Funds Risk—Exchange-traded funds or ETFs are subject to many of the same risks associated with individual stocks, including market risk where the market as a whole, or the specific sector in which an ETF invests, may decline. ETFs may trade at a premium or discount to the aggregate value of the underlying securities. A shareholder will be charged fees and expenses not only on Fund shares held directly but also indirectly on the ETF shares that a Fund purchases and the Fund’s investment in an ETF will subject the Fund to the risks of the ETF.

Old Westbury New York Municipal Bond Fund | Old Westbury New York Municipal Bond Fund | U.S. Government Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Obligations Risk—U.S. Government securities that are not direct obligations of the U.S. Treasury have more credit risk than securities directly supported by the full faith and credit of the U.S. Government. U.S. Government securities are also subject to interest rate risk.

Old Westbury New York Municipal Bond Fund | Old Westbury New York Municipal Bond Fund | Inflation-Protected Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Inflation-Protected Securities Risk—The value of an inflation-protected debt security generally will fall when real interest rates rise.
Old Westbury New York Municipal Bond Fund | Old Westbury New York Municipal Bond Fund | Municipal Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Municipal Securities Risk—Prices of municipal securities rise and fall in response to interest rate changes and local political and economic factors may adversely affect the value and liquidity of these securities. In addition, the Fund’s investments in municipal securities are subject to the risks associated with a lack of liquidity in the municipal bond market. Any failure of municipal securities invested in by the Fund to meet certain applicable legal requirements, or any proposed or actual changes in federal or state tax law, could cause Fund distributions attributable to interest on such securities to be taxable.

Old Westbury New York Municipal Bond Fund | Old Westbury New York Municipal Bond Fund | Risks related to investing in New York [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks related to investing in New York—The Fund invests a significant portion of its assets in municipal obligations of issuers located in the State of New York and, therefore, will have greater exposure to negative political, economic, public health (including pandemics and epidemics), regulatory or other factors within the State of New York, including the financial condition of its public authorities and political subdivisions, than a fund that invests in a broader base of securities. The Fund’s investment in a single state may make its performance more volatile than that of a fund that invests more broadly. Unfavorable developments in any economic sector may have a substantial impact on the overall New York municipal market. As the nation’s financial capital, New York’s and New York City’s economies are heavily dependent on the financial sector and may be sensitive to economic problems affecting the sector. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past and reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations.

Old Westbury New York Municipal Bond Fund | Old Westbury New York Municipal Bond Fund | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk—Fixed income securities are subject to a number of risks, including interest rate risk, credit risk, and the risks associated with a lack of liquidity in the fixed income market. In addition, the value of and income generated by fixed income securities is subject to volatility and losses resulting from changes or perceived changes in economic conditions, particularly during times of unusual or adverse market or political events. Certain types of fixed income securities may be more sensitive to such conditions.

Old Westbury New York Municipal Bond Fund | Old Westbury New York Municipal Bond Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk—Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due or at all. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value and liquidity of the Fund’s investment in that issuer.

Old Westbury New York Municipal Bond Fund | Old Westbury New York Municipal Bond Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk—Interest rate risk is the risk of losses attributable to changes in interest rates. In general, when interest rates rise, debt security prices tend to fall. The opposite is also generally true, debt security prices tend to rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Old Westbury New York Municipal Bond Fund | Old Westbury New York Municipal Bond Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk—Derivatives are subject to a number of risks, including changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the Fund’s sensitivity to adverse market movements and may exaggerate a loss. Losses may arise as the value of the contract decreases due to, among other potentially adverse events, an unfavorable change in the price of the underlying security or commodity or if the counterparty does not perform under the contract. The use of derivatives can lead to losses because of relatively small adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by or potentially unlimited as a result of certain features of the derivatives.

Old Westbury New York Municipal Bond Fund | Old Westbury New York Municipal Bond Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk—Liquidity risk means the risk that the Fund could not meet requests to redeem shares without significant dilution of remaining shareholders’ interests. Liquidity risk may also include the risk that it may be difficult or impossible to sell certain positions within an acceptable timeframe or at an acceptable price to meet the Fund’s redemption or other obligations.